CONDENSED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (17,631)	$ (2,349,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account		(96,607)
Changes in operating assets and liabilities:
Prepaid expenses		(465,382)
Accrued expenses		1,807,280
Net cash used in operating activities	(17,631)	(1,104,278)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(828,000,000)
Net cash used in investing activities		(828,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		813,600,000
Advances from related party	17,631
Proceeds from sale of Private Placement Warrants		16,400,000
Repayment of advances from related parties		(17,631)
Proceeds from promissory note - related party		300,000
Repayment of promissory note - related party		(300,000)
Payment of offering costs		(776,346)
Net cash provided by financing activities	17,631	829,231,023
Net Change in Cash		126,745
Cash - Beginning		0
Cash - End of period	0	126,745
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 100,346
Initial classification of ordinary shares subject to possible redemption		795,251,020
Change in value of ordinary shares subject to possible redemption		(2,349,569)
Deferred underwriting fee		$ 28,980,000